Net interest income and other net income from fair value changes on financial instruments	12 Months Ended
Dec. 31, 2023
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss [Line Items]
Disclosure Of Net Interest Income And Other Net Income From Financial Instruments Measured At Fair Value Through Profit Or Loss Explanatory
Note 3

Net interest

income and other

net income from

financial instruments

measured at fair

value through
profit or loss

For the year ended
USD m 31.12.23 31.12.22 31.12.21
Net interest income from financial instruments measured

at fair value through profit or loss and other
1,765 1,410 1,437
Other net income from financial instruments measured

at fair value through profit or loss
1
9,934 7,493 5,844
Total net income from financial instruments measured at fair value through profit or loss and other
11,698 8,903 7,281
Net interest income
Interest income from loans and deposits
2
19,637 9,634 6,489
Interest income from securities financing transactions measured at amortized cost
3
3,450 1,378 513
Interest income from other financial instruments measured

at amortized cost
1,152 545 284
Interest income from debt instruments measured at fair

value through other comprehensive income
103 74 115
Interest resulting from derivative instruments designated as cash flow hedges
(1,898) 173 1,133
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
22,444 11,803 8,534
Interest expense on loans and deposits
4
14,977 4,488 1,655
Interest expense on securities financing transactions measured at amortized cost
5
1,714 1,089 1,102
Interest expense on debt issued 2,855 1,031 512
Interest expense on lease liabilities 97 88 98
Total interest expense from financial instruments measured at amortized cost 19,643 6,696 3,366
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
2,801 5,108 5,168
Total net interest income from financial instruments measured at fair value through profit or loss and other
1,765 1,410 1,437
Total net interest income 4,566 6,517 6,605
1 Includes net losses from financial liabilities

designated at fair value of

USD
4,065 m (net gains of USD 17,036
m in 2022 and net losses

of USD
6,457
m in 2021). This complementary

“of which” information for
financial liabilities designated at fair value excludes

fair value changes on hedges related to

financial liabilities designated at fair value, and foreign currency translation effects arising from translating foreign currency
transactions into the respective

functional currency, both

of which are reported within

Other net income from financial

instruments measured at fair

value through profit or

loss. Net gains /

(losses) from financial
liabilities designated at fair value included net

losses of
2,045 m (net gains of USD 4,112 m and net losses of USD 2,068
m in 2022 and 2021, respectively) from

financial liabilities related to unit-linked investment
notes issued by UBS AG’s Asset Management business. These gains /

(losses) are fully offset within Other net income from financial instruments measured at fair value through profit or loss by the fair value change on the financial assets hedging the unit-linked investment contracts, which are not disclosed as part of Net gains / (losses) from financial liabilities designated at fair value.

2 Consists of interest income from cash
and balances at central banks, amounts due from banks and customers, and cash collateral receivables on derivative instruments, as well as negative interest on amounts due to banks, customer deposits, and cash
collateral payables on derivative instruments.

3 Includes negative interest, including fees, on payables from securities financing transactions measured at amortized cost.

4 Consists of interest expense on

amounts
due to banks, cash collateral payables on derivative instruments, customer deposits, and funding from UBS Group AG measured at amortized cost, as well as negative interest on cash and balances at central banks, amounts due from banks, and cash collateral receivables on derivative instruments.

5 Includes negative interest, including fees, on receivables from securities financing transactions measured at amortized cost.